                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended June 30, 1998
                                              -------------


Check here if Amendment [X]              Amendment Number :   4
                                                            -----
   This Amendment (Check only one):  [X] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -------------------------
Address:  1 Lafayette Place
          -------------------------
          Greenwich, CT 06830
          -------------------------

Form 13F File Number:    28-2610
                       ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          ------------------------------------
Title:     President of General Partner
          ------------------------------------
Phone:    (203) 861-4600
          ------------------------------------

Signature, Place, and Date of Signing:

          /s/ William C. Crowley            Greenwich, CT          August 14, 2002
          --------------------------       ------------------      -----------------
          (Signature)                      (City, State)                (Date)

Report Type ( Check only one):

   [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

   [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Manager:                 NONE
Form 13F Information Table Entry Total:             35
Form 13F Information Table Value Total:       $831,693
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN       COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------   ------- -------------------  ----------  --------  --------------------
                                                      VALUE  SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP     (x$1000 PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------   ------- -------   ---  ----  ----------  --------  --------------------
Avnet Inc.                 Common       053807-10-3      204     3,757  SH          DEFINED               3,757
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Avnet Inc.                 Common       053807-10-3    1,075    19,743  SH           SOLE                19,743
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Arrow Electronics Inc.     Common       042735-10-0    1,059    48,693  SH          DEFINED              48,693
----------------------------------------------------------------------------------------------------------------------------
Arrow Electronics Inc.     Common       042735-10-0    5,564   255,807  SH           SOLE               255,807
----------------------------------------------------------------------------------------------------------------------------
Autozone Inc.              Common       053332-10-2   38,422 1,203,043  SH          DEFINED            1,203,043
----------------------------------------------------------------------------------------------------------------------------
Autozone Inc.              Common       053332-10-2  201,857 6,320,358  SH           SOLE              6,320,358
----------------------------------------------------------------------------------------------------------------------------
Dow Chemical  Co.          Common       260543-10-3   20,829   215,988  SH          DEFINED             215,988
----------------------------------------------------------------------------------------------------------------------------
Dow Chemical  Co.          Common       260543-10-3  109,412 1,134,536  SH           SOLE              1,134,536
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Dow Jones & Co. Inc.       Common       260561-10-5    8,389   150,468  SH          DEFINED             150,468
----------------------------------------------------------------------------------------------------------------------------
Dow Jones & Co. Inc.       Common       260561-10-5   44,027   789,732  SH           SOLE               789,732
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Ethyl Corp.                Common       297659-10-4      377    61,571  SH          DEFINED              61,571
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Ethyl Corp.                Common       297659-10-4    1,980   323,229  SH           SOLE               323,229
----------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.         Common       373200-20-3    3,796   166,400  SH          DEFINED             166,400
----------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp.         Common       373200-20-3   19,929   873,600  SH           SOLE               873,600
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Guess Inc.                 Common       401617-10-5    1,214   245,982  SH          DEFINED             245,982
----------------------------------------------------------------------------------------------------------------------------
Guess Inc.                 Common       401617-10-5    6,381 1,292,318  SH           SOLE              1,292,318
----------------------------------------------------------------------------------------------------------------------------
International
  Business Machs           Common       459200-10-1    2,547    22,184  SH          DEFINED              22,184
----------------------------------------------------------------------------------------------------------------------------
International
  Business Machs           Common       459200-10-1   14,273   124,316  SH           SOLE               124,316
----------------------------------------------------------------------------------------------------------------------------
International
  Business Machs           Options      459200-90-1   11,777     1,684  SH  Calls   DEFINED              1,684
----------------------------------------------------------------------------------------------------------------------------
International
  Business Machs           Options      459200-90-1   75,407    10,782  SH  Calls    SOLE                10,782
----------------------------------------------------------------------------------------------------------------------------
Jostens Inc.               Common       481088-10-2      171     7,164  SH          DEFINED              7,164
----------------------------------------------------------------------------------------------------------------------------
Jostens Inc.               Common       481088-10-2      899    37,636  SH           SOLE                37,636
----------------------------------------------------------------------------------------------------------------------------
MGM Grand Inc.             Common       552953-10-1    1,141    36,162  SH          DEFINED              36,162
----------------------------------------------------------------------------------------------------------------------------
MGM Grand Inc.             Common       552953-10-1    5,992   189,838  SH           SOLE               189,838
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MCI Communications Corp.   Common       552673-10-5   10,717   184,577  SH          DEFINED             184,577
----------------------------------------------------------------------------------------------------------------------------
MCI Communications Corp.   Common       552673-10-5   56,258   968,923  SH           SOLE               968,923
----------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.         Common       717265-10-2    1,555    27,185  SH          DEFINED              27,185
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Phelps Dodge Corp.         Common       717265-10-2    8,167   142,815  SH           SOLE               142,815
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Philip Morris Cos Inc.     Common       718154-10-7      630    16,001  SH          DEFINED              16,001
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Philip Morris Cos Inc.     Common       718154-10-7    3,308    83,999  SH           SOLE                83,999
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PS Group Inc.              Common       693624-10-8   14,679 1,198,270  SH           SOLE              1,198,270
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co           Common       949740-10-4   25,547    70,534  SH          DEFINED              70,534
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co           Common       949740-10-4  134,108   370,266  SH           SOLE               370,266
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co           Options      949740-90-4        0        48  SH  Calls   DEFINED                48
----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co           Options      949740-90-4        2       252  SH  Calls    SOLE                 252
----------------------------------------------------------------------------------------------------------------------------